FEDERATED BOND FUND
(a portfolio of Investment  Series Funds, Inc.)
Class A Shares
Class B Shares
Class C Shares
Class F Shares
Supplement to Prospectuses dated December 31, 1997

    At the April 28, 1998 meeting, shareholders approved the following changes to the Fund's fundamental investment policies:

    1)The new policy regarding diversification of its investments reads,

       "With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if as a result more than 5% of the value of its total assets would be in the securities of that issuer, or would own more than 10% of the outstanding voting securities of that issuer."

    2)The Fund's new policy on investing in illiquid securities has changed from a fundamental to an operating policy.


    3)The Fund's new policy on restricted securities has changed from a fundamental to an operating policy to read, "The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Directors certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 15% of its net assets."





                                                                    May 6 , 1998



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FEDERATED BOND FUND
(a portfolio of Investment Series Funds, Inc.)
Class A Shares
Class B Shares
Class C Shares
Class F Shares
Supplement to Statement of Additional Information date December 31, 1997

At the April 28, 1998 meeting, shareholders approved the following:

   1) The election of Directors Thomas G. Bigley, Nicholas P. Constantakis and John E. Murray, Jr.

   2) Changes to the Fund's fundamental investment policies:

      a)    The Fund's new policy on diversification reads,

               "With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or would own more than 10% of the outstanding voting securities of that issuer."

      b) The Fund's policy on investing in illiquid securities has changed from a fundamental to an operating policy.

      c) The Fund's new policy on restricted securities has changed from a fundamental to an operating policy to read,

           "The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Directors certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 15% of its net assets."



                                   May 6, 1998











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